SHARE-BASED PAYMENTS - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Bonus Share Plan, Cash settled
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards outstanding (in shares)	0	0	0
Awards vested, deemed settled (in shares)	0	0	12,295
DSP 2 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting period	2 years
DSP 3 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting period	3 years
DSP 5 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting period	5 years